NET INTEREST INCOME (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of net interest income

	R$ thousands
	Year ended December 31
	2025	2024	2023
Interest and similar income
Loans and advances to financial institutions	36,244,964	27,775,382	28,323,764
Loans and advances to customers:
- Loans	119,109,898	101,676,019	102,035,197
- Leases	800,929	868,103	582,589
Financial assets:
- Measured at fair value through profit or loss	52,873,127	27,842,234	28,363,663
- Fair value through other comprehensive income	13,719,216	24,537,302	16,906,668
- At amortized cost	32,407,932	20,118,794	25,277,210
Compulsory deposits with the Central Bank	11,905,271	8,894,336	9,943,391
Other financial interest income	52,008	21,547	25,992
Total	267,113,345	211,733,717	211,458,474

Interest and similar expenses
Deposits from banks:
- Interbank deposits	(521,525)	(1,115,457)	(1,943,998)
- Funding in the open market	(38,659,676)	(29,159,155)	(31,529,801)
- Borrowings and on-lending	(7,858,916)	(7,768,802)	(5,834,892)
Deposits from customers:
- Savings accounts	(9,041,498)	(7,977,114)	(9,017,597)
- Time deposits	(47,141,946)	(35,409,570)	(42,262,374)
Securities issued	(32,910,202)	(26,420,100)	(25,887,914)
Subordinated debt	(8,397,038)	(6,378,786)	(7,007,236)
Liabilities of insurance contracts	(48,480,520)	(29,398,557)	(32,173,621)
Technical capitalization provisions	(832,432)	(651,612)	(718,622)
Total	(193,843,753)	(144,279,153)	(156,376,055)

Net interest income	73,269,592	67,454,564	55,082,419